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                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                               1295 State Street
                     Springfield, Massachusetts 01111-0001


                                  May 6, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 5th Street, NW
Washington, DC 20549

RE: MassMutual Institutional Funds (the "Trust") (file Nos. 33-73824 and 811-08274), Statement of Additional Information

Dear Sir or Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the statement of additional information for the Trust does not differ from that contained in Post-Effective Amendment No. 11 to the Trust's registration statement under the Securities Act of 1933 and Amendment No. 13 to the Trust's registration statement under the Investment Company Act of 1940 on Form N-1A (the "Amendment"). This Amendment was filed electronically on April 30, 1999. The prospectus will be filed separately pursuant to Rule 497(c).

Please call me at (413) 744-8442 with any questions you may have.

Very truly yours,


/s/ Jaqueline M. Hummel
Jaqueline M. Hummel
Counsel